Net loss per Share (Tables)	12 Months Ended
Dec. 31, 2023
Net loss per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share	The following table presents the computation of basic and diluted net loss per share:
	Year ended December 31,
	2023	2022	2021
Numerator:

Net loss	$2,709,596	$3,688,346	$824,224

Denominator:

Weighted average shares – denominator for basic and diluted net loss per share	7,908,266	7,528,038	3,464,470

Net loss per share basic and diluted	$0.34	$0.49	$0.24